STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 103,601,210	$ 119,311,703
Net Assets	103,601,210	119,311,703
NET ASSETS, representing:
Equity of contract owners	63,333,946	76,903,740
Equity of Pruco Life Insurance Company	40,267,264	42,407,963
Net Assets	$ 103,601,210	$ 119,311,703
Portfolio shares held (in shares)	2,295,033	2,295,033
Portfolio net asset value per share (in dollars per share)	$ 45.14	$ 51.99
Contract owner units outstanding (in shares)	17,166,032	18,007,135